Additional Disclosures in the Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Reconciliation of Cash and Cash Equivalents

The table below presents the reconciliation between the item “Cash and cash equivalents” in the statement of cash flows and the relevant accounting items of the statement of financial position:

	12/31/2018	12/31/2017	01/01/2017
Cash and deposits in banks	74,766,039	52,505,097	66,306,368
Debt securities at fair value		30,142	17,663
Other debt securities	55,674,674	29,543,388	29,617,934
Loans and other financing	189,042	138,596

	130,629,755	82,217,223	95,941,965

Summary of Additional Information on Operational Cash Flows Interest	The following table shows additional information on operational cash flows interest:

	12/31/2018	12/31/2017
Interest paid	(23,453,005)	(17,301,779)
Interest collected	74,300,282	54,690,035

Summary of Additional Information of Changes in Liabilities Arising from Financing Activities

The following table shows additional information of changes in liabilities arising from financing activities for the year ended December 31, 2018:

	Financing received from the Central Bank of Argentina and other financial entities	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	1,733,524	6,957,379	11,170,509
Cash Flow items:
Proceeds	1,181,396	4,321,031
Payments		(2,883,046)	(879,426)
Non Cash Flow items:
Movement in accrued interest	149,037	1,812,532	994,991
Derecognition or substantial modification of financial liabilities		(703,466)
Difference in quoted prices of foreign currency	898,032		9,642,609
Monetary effects	(963,979)	(3,127,119)	(5,640,293)

Ending balance	2,998,010	6,377,311	15,288,390